TRADE RECEIVABLES AND OTHER - Carrying Amounts of Total Trade Receivables - Net by Currency (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Trade receivables [line items]
Trade receivables	€ 921	€ 603
Euro
Trade receivables [line items]
Trade receivables	481	277
U.S. Dollars
Trade receivables [line items]
Trade receivables	407	305
Swiss Francs
Trade receivables [line items]
Trade receivables	9	4
Other currencies
Trade receivables [line items]
Trade receivables	€ 24	€ 17